Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Aberdeen Funds:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Aberdeen Asia Pacific (ex-Japan) Equity Fund, Aberdeen China A Shares Equity Fund (formerly, Aberdeen
China Opportunities Fund), Aberdeen Dynamic Dividend
Fund, Aberdeen Emerging Markets Fund, Aberdeen Focused
U.S. Equity Fund, Aberdeen Global Equity Fund, Aberdeen
Global Infrastructure Fund, Aberdeen Income Builder Fund, Aberdeen International Equity Fund, Aberdeen International
Small Cap Fund, Aberdeen Japanese Equities Fund,
Aberdeen U.S. Mid Cap Equity Fund, Aberdeen U.S. Multi-
Cap Equity Fund, and Aberdeen U.S. Small Cap Equity Fund, fourteen of the funds comprising Aberdeen Funds (each, a Fund and collectively, the Funds), including the statement of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended except for the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, and Aberdeen Income Builder Fund, for which the period is the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended except for the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, and Aberdeen Income Builder Fund, for which the period is the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended October 31, 2017 for Aberdeen Dynamic
Dividend Fund, Aberdeen Global Infrastructure Fund, and
Aberdeen Income Builder Fund were audited by other independent registered public accountants whose reports, dated December 22, 2017, expressed an unqualified opinion on the financial highlights.

Board Approved Liquidation
As discussed in Note 10, on December 11, 2019, the Board of
Trustees of Aberdeen Funds approved a Plan of Liquidation for the Aberdeen Japanese Equities Fund in January 2020.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, brokers, or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG
We have served as the auditor of one or more Aberdeen
investment companies since 2009.
Philadelphia, Pennsylvania
December 27, 2019